Summarized Financial Information (Detail) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)		Dec. 31, 2018 CNY (¥)		Dec. 31, 2020 USD ($)
Schedule of Equity Method Investments [Line Items]
Current assets		¥ 183,342		¥ 165,562				$ 28,099
Non-current assets		149,366		135,754				22,891
Current liabilities		68,385		57,380				10,481
Non-current liabilities		72,480		71,121				11,108
Noncontrolling interests		6,045		8,107				927
Ctrip.com International, Ltd
Schedule of Equity Method Investments [Line Items]
Current assets	[1]	65,782		75,578	[2]			10,082
Non-current assets	[1]	132,417		127,505	[2]			20,294
Current liabilities	[1]	61,360		74,118	[2]			9,404
Non-current liabilities	[1]	36,558		25,134	[2]			5,603
Noncontrolling interests	[1]	1,566		2,047	[2]			240
Total revenues	[1]	21,704	$ 3,326	34,958	[2]	¥ 29,944	[2]
Gross profit	[1]	16,838	2,581	27,627	[2]	24,019	[2]
Income (loss) from operations	[1]	(827)	(127)	4,271	[2]	3,302	[2]
Net income (loss)	[1]	(2,236)	(343)	3,764	[2]	2,807	[2]
Net income (loss) attributable to the investees	[1]	(2,243)	(344)	3,813	[2]	2,806	[2]
Other Equity Method Investees Excluding Ctrip,com
Schedule of Equity Method Investments [Line Items]
Current assets		96,713		86,713				14,822
Non-current assets		15,094		18,980				2,313
Current liabilities		73,842		65,450				11,317
Non-current liabilities		5,545		8,677				850
Noncontrolling interests		1,577		1,498				$ 242
Total revenues	[3]	13,981	2,143	12,598		4,633
Gross profit	[3]	5,083	779	6,247		916
Income (loss) from operations	[3]	(1,282)	(196)	(680)		(418)
Net income (loss)	[3]	(832)	(128)	(638)		(372)
Net income (loss) attributable to the investees	[3]	¥ (891)	$ (137)	¥ (933)		¥ (352)

[1]	The Company adopted a one-quarter lag in reporting its share of equity income (loss) in Trip.
[2]	Trip adopted ASC 606, on a fully retrospective basis, and ASC 321 (collectively “new standards”) from January 1, 2018. The impact of the new standards on the Company’s financial statements was immaterial, and prior period financial information of Trip was not restated.
[3]	The Company adopted a one-quarter lag in reporting its share of losses in all of its equity investees.